TANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]

NOTE 15 – TANGIBLE ASSETS

The movement of the carrying value amounts of tangible assets for the years ended on December 31, 2019,  2018 and 2017 is as follows:

	For own use (1)		Given in operating leases			Right of use assets	Investment (3) properties		Biological assets		Total
Cost
Balance as of January 1, 2017	Ps.	8,388,936	Ps.	7,047	Ps.	—	Ps.	610,188	Ps.	48,002	Ps.	9,054,173
Purchases or capitalized expenses		470,650		3,102		—		84,036		24,409		582,197
Withdrawals / Sales (4)		(374,606)		(2,467)		—		(28,431)		(19,775)		(425,279)
Changes in fair value		—		—		—		46,675		13,503		60,178
Transfers to/from non-current assets held for sale		587		—		—		101,469		—		102,056
Effect of movements in exchange rates		(65,404)		—		—		—		—		(65,404)
Reclassifications		77,394		—		—		(30,143)		—		47,251
Balance as of December 31, 2017		8,497,557		7,682		—		783,794		66,139		9,355,172
Purchases or capitalized expenses (2)		547,668		1,641		—		61,300		20,900		631,509
Withdrawals / Sales (4)		(389,303)		(1,539)		—		(78,684)		(23,343)		(492,869)
Changes in fair value		—		—		—		39,415		20,606		60,021
Transfers to/from non-current assets held for sale		1,335		—		—		19,719		—		21,054
Effect of movements in exchange rates		120,766		—		—		—		—		120,766
Reclassifications		(37,538)		—		—		10,780		(96)		(26,854)
Balance as of December 31, 2018		8,740,485		7,784		—		836,324		84,206		9,668,799
Effects of amendments in accounting policies by rights of use		(91,604)		—		2,365,889		—		—		2,274,285
Purchases or capitalized expenses (2)		671,219		7,468		187,834		116,702		20,559		1,003,782
Withdrawals / Sales		(287,264)		(310)		(80,078)		(68,989)		(18,822)		(455,463)
Changes in fair value		—		—		—		19,597		18,914		38,511
Revaluation of investment properties		—		—		—		5,288		—		5,288
Transfers to/from non-current assets held for sale		(7,782)		—		—		21,722		—		13,940
Effect of movements in exchange rates		54,794		—		50,153		—		—		104,947
Reclassifications		143,507		(1,671)		(4,822)		(2,078)		—		134,936
Balance as of December 31, 2019		9,223,355		13,271		2,518,976		928,566		104,857		12,789,025

Accumulated Depreciation:
Balance January 1, 2017		(2,487,188)		(4,883)		—		—		—		(2,492,071)
Depreciation of the year charged against profit or loss		(463,133)		(759)		—		—		—		(463,892)
Withdrawals / Sales (4)		274,804		2,036		—		—		—		276,840
Effect of movements in exchange rates		20,881		—		—		—		—		20,881
Reclassification		(35,531)		—		—		—		—		(35,531)
Balance December 31, 2017		(2,690,167)		(3,606)		—		—		—		(2,693,773)
Depreciation of the year charged against profit or loss		(477,260)		(1,346)		—		—		—		(478,606)
Withdrawals / Sales (4)		164,541		1,381		—		—		—		165,922
Effect of movements in exchange rates		(63,058)		—		—		—		—		(63,058)
Reclassification		(4,897)		—		—		—		—		(4,897)
Balance December 31, 2018		(3,070,841)		(3,571)		—		—		—		(3,074,412)
Effects of amendments in accounting policies by rights of use		25,446		—		(82,351)		—		—		(56,905)
Depreciation of the year charged against profit or loss		(513,357)		(2,552)		(323,196)		—		—		(839,105)
Withdrawals / Sales		231,892		19		8,302		—		—		240,213
Transfers to/from non-current assets held for sale		1,069		—		—		—		—		1,069
Effect of movements in exchange rates		(25,950)		—		772		—		—		(25,178)
Reclassification		(83,564)		1,062		3,055		—		—		(79,447)
Balance December 31, 2019		(3,435,305)		(5,042)		(393,418)		—		—		(3,833,765)

Impairment losses:
Balance as of January 1, 2017		(2,499)		(88)		—		—		—		(2,587)
Year impairment charge		(4,894)		88		—		—		—		(4,806)
Balance as of December 31, 2017		(7,393)		—		—		—		—		(7,393)
Withdrawals / Year impairment charge		1,492		(3)		—		—		—		1,489
Balance as of December 31, 2018		(5,901)		(3)		—		—		—		(5,904)
Withdrawals / Year impairment charge		1,085		(30)		—		—		—		1,055
Balance as of December 31, 2019		(4,816)		(33)		—		—		—		(4,849)

Tangible Assets, net:
Balance as of December 31, 2018	Ps.	5,663,743	Ps.	4,210	Ps.	—	Ps.	836,324	Ps.	84,206	Ps.	6,588,483
Balance as of December 31, 2019	Ps.	5,783,234	Ps.	8,196	Ps.	2,125,558	Ps.	928,566	Ps.	104,857	Ps.	8,950,411
(1)	Only includes assets for own use different than assets given in operating lease (see note 15.2).
(2)	The total of purchases for own use, includes at December 31, 2019 Ps. 329 and Ps. 325 at December 31, 2018 for capitalization of intangible
(3)

The cost includes fair value. The total of purchases of investment properties, includes at December 31, 2019 Ps. 114,331; Ps. 6,895 at December 31, 2018 and Ps. 8,219 at December 31, 2017, of assets received in total or partial settlement of the payment obligations of debtors.

(4)

The total of Withdrawals includes Ps. (114,099) in Own Use, Ps. 3,064 in investment properties and Ps. (4,225) in biological assets, from the liquidation of “Pizano”  at December 31, 2018 and Ps. (30,440) in Own Use of the liquidation of “Consorcio Consol” at December 31, 2017.

15.1.         Tangible assets for own use

The following is the detail of the balance at December 31, 2019 and 2018, by type:

			Accumulated		Impairment		Carrying
	Cost		depreciation		loss		amount
December 31, 2019
Land	Ps.	1,007,388	Ps.	—	Ps.	(4,279)	Ps.	1,003,109
Buildings		2,770,341		(639,060)		—		2,131,281
Office equipment and accessories		1,069,621		(740,455)		(284)		328,882
Information technology equipment		2,028,137		(1,434,889)		—		593,248
Vehicles		135,334		(70,283)		—		65,051
Equipment and machinery		1,397,337		(267,216)		(253)		1,129,868
Silos		8,613		(6,718)		—		1,895
Warehouses		62,002		(33,006)		—		28,996
Improvements in leaseholds properties		410,224		(229,969)		—		180,255
Construction in progress		96,576		—		—		96,576
Bearer plants		237,782		(13,709)		—		224,073
Balance as of December 31, 2019	Ps.	9,223,355	Ps.	(3,435,305)	Ps.	(4,816)	Ps.	5,783,234

			Accumulated		Impairment		Carrying
	Cost		depreciation		loss		amount
December 31, 2018
Land	Ps.	1,011,018	Ps.	—	Ps.	(3,742)	Ps.	1,007,276
Buildings		2,652,100		(569,741)		—		2,082,359
Office equipment and accessories		1,013,974		(684,617)		(262)		329,095
Information technology equipment		1,725,795		(1,260,973)		—		464,822
Vehicles		134,417		(70,826)		(35)		63,556
Equipment and machinery		1,355,555		(222,139)		(1,862)		1,131,554
Silos		8,613		(5,739)		—		2,874
Warehouses		44,416		(26,679)		—		17,737
Improvements in leaseholds properties		381,158		(220,939)		—		160,219
Construction in progress		185,264		—		—		185,264
Bearer plants		228,175		(9,188)		—		218,987
Balance as of December 31, 2018	Ps.	8,740,485	Ps.	(3,070,841)	Ps.	(5,901)	Ps.	5,663,743

15.2          Tangible assets given in operating lease:

The following is movement of carrying value amounts of the balance to as of December 31, 2019 and 2018, by type:

			Accumulated		Impairment		Carrying
December 31, 2019	Cost		depreciation		loss		amount
Equipment, furniture and office equipment	Ps.	—	Ps.	—	Ps.	—	Ps.	—
Computing equipment		8,758		(3,321)		—		5,437
Vehicles		3,061		(1,365)		—		1,696
Mobilization equipment and machinery		1,452		(356)		(33)		1,063
Balance as of December 31, 2019	Ps.	13,271	Ps.	(5,042)	Ps.	(33)	Ps.	8,196

			Accumulated		Impairment		Carrying
December 31, 2018	Cost		depreciation		loss		amount
Equipment, furniture and office equipment	Ps.	98	Ps.	(98)	Ps.	—	Ps.	—
Computing equipment		4,041		(1,641)		1		2,401
Vehicles		3,176		(1,648)		(4)		1,524
Mobilization equipment and machinery		469		(184)		—		285
Balance as of December 31, 2018	Ps.	7,784	Ps.	(3,571)	Ps.	(3)	Ps.	4,210

Below is a summary of the minimum lease payments to be received in the next years based on assets given in operating lease to December 31, 2019 and 2018:

	December 31,		December 31,
	2019		2018
Less than a year	Ps.	3,700	Ps.	2,313
More than a year, less than 5		3,937		2,588
Total	Ps.	7,637	Ps.	4,901

15.3          Right-of-use assets:

The following is movement of carrying value amounts of the balance to as of December 31, 2019 and 2018, by type:

			Accumulated		Impairment		Carrying
	Cost		depreciation		loss		amount
December 31, 2019
Land	Ps.	27,411	Ps.	(1,210)	Ps.	—	Ps.	26,201
Buildings		2,028,767		(270,450)		—		1,758,317
Office equipment and accessories		73		(27)		—		46
Information technology equipment		89,818		(16,313)		—		73,505
Vehicles		74,410		(19,221)		—		55,189
Equipment and machinery		183,936		(69,194)		—		114,742
Warehouses		114,561		(17,003)		—		97,558
Balance as of December 31, 2019	Ps.	2,518,976	Ps.	(393,418)	Ps.	—	Ps.	2,125,558

15.4          Investment properties

The following table summarizes investment properties as of December 31, 2019 and 2018:

			Accumulated
			adjustments to fair
December 31, 2019	Cost		value		Carrying amount
Land	Ps.	446,012	Ps.	194,289	Ps.	640,301
Buildings		238,485		49,780		288,265
Balance as of December 31, 2019	Ps.	684,497	Ps.	244,069	Ps.	928,566

			Accumulated
			adjustments to fair
December 31, 2018	Cost		value		Carrying amount
Land	Ps.	371,087	Ps.	198,252	Ps.	569,339
Buildings		215,712		51,273		266,985
Balance as of December 31, 2018	Ps.	586,799	Ps.	249,525	Ps.	836,324

The following amounts have been recognized in the Consolidated Statement of Income during the years ended on December 31, 2019,  2018 and 2017 in relation to investments properties:

	December 31,		December 31,		December 31,
	2019		2018		2017
Income from rents	Ps.	10,289	Ps.	10,370	Ps.	11,992
Direct operating expenses deriving from property investments which create income from rent		(1,929)		(1,486)		(1,053)
Direct operating expenses deriving from property investments which do not create income from rent		(6,211)		(5,112)		(4,239)
	Ps.	2,149	Ps.	3,772	Ps.	6,700

15.5          Biological Assets

Following is the detail of the biological assets by type:

	December 31, 2019		December 31, 2018
African palm
In production (at fair value)	Ps.	32,509	Ps.	29,783
Rubber plantations
In production (at fair value)		57,698		41,533
Other (1)		14,650		12,890
Total	Ps.	104,857	Ps.	84,206
(1)	Includes short-term crops and fish farming measured at cost by Ps. 9,081 at December 31, 2019 and Ps.7,633 at December 31, 2018.

During the years ended on December 31, 2019,  2018 and 2017, Grupo Aval recorded in its statement of income the following income and expenses related to biological assets:

	December 31,		December 31,		December 31,
	2019		2018		2017
Sales of biological goods	Ps.	107,590	Ps.	88,382	Ps.	43,788
Changes in fair value of biological assets		18,914		20,606		13,503
Subtotal		126,504		108,988		57,291
Costs and expenses		(93,626)		(73,981)		(37,313)
Depreciation of bearer plants		(5,249)		(11,816)		(3,405)
General administration costs and sales		(9,260)		(5,390)		(7,278)
Financial costs		(6,221)		(5,599)		(4,136)
Subtotal		(114,356)		(96,786)		(52,132)
Total net income	Ps.	12,148	Ps.	12,202	Ps.	5,159

The following is the detail of the hectares sown by subordinates of Grupo Aval in the process of growth and in the production process as of December 31, 2019 and 2018:

	December 31,	December 31,
	2019	2018
Areas planted in hectares
In production process	8,936	8,534

The following is the detail of hectares for expected years of production:

	December 31,	December 31,
	2019	2018
Areas planted in hectares:
Less than 1 year	435	1,639
Between 1 and 5 years	4,751	3,194
Between 5 and 10 years	1,610	1,966
More than 10 years	2,140	1,735
Total	8,936	8,534